Financial instruments - Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Current portion of lease obligations	€ 19,115	€ 14,825
Long-term lease obligations	170,025	161,998
Total lease liabilities	€ 189,140	€ 176,823	€ 150,437